Note Employee benefits (Postretirement plan expected to be recognized in accumulated other comprehensive income) (Detail) - Postretirement Health Care Benefit Plan - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net prior service cost (credit)	$ (3,800)	$ (7,270)	$ (11,070)
Net actuarial loss	$ 570